Evergreen

                                   Diversified
                                    Bond Fund

                                February 28, 1998
                                Semiannual Report


                                (Evergreen logo)

                               Table of Contents


  Letter to Shareholders ......................   1

  Fund at a Glance ............................   2

  Portfolio Manager Interview .................   3

  Financial Highlights ........................   5

  Schedule of Investments .....................   7

  Statement of Assets and Liabilities .........  13

  Statement of Operations .....................  14

  Statements of Changes in Net Assets .........  15

  Notes to Financial Statements ...............  16

  Additional Information ......................  20

--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------
Evergreen Funds is one of the nation's fastest growing investment companies with more than $47 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:               ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed


                       Evergreen Funds Distributor, Inc.

                             Letter to Shareholders

                                   April 1998


                                Dear Shareholders:

                                Bond fund investors have reason to be cheered.
(Photo of William M. Ennis)
   William M. Ennis             Whether you look at the six-month period or the
  Managing Director             12-month period that ended on February 28,
                                1998, it has been an excellent
                                time to be invested in a mutual
                                fund that can take full advantage of the
opportunities in the bond market. The U.S. economy has been growing at a strong rate, while inflationary pressures have been kept under control and interest rates - particularly long-term rates - have continued to decline, leading to price appreciation for most fixed-income securities. In fact, the yield on the 30-year Treasury declined in the 12 months from 6.80% to 5.92%, a significant move, particularly during healthy economic times.


Despite inevitable periods of short-term market corrections, it has been a year when even the bad news has often been good news for the U.S. bond market. Uncertainty abroad - particularly the Asian financial and currency crisis - has tended to increase the relative attractiveness of the U.S. currency and the relative safety of dollar-based bonds. High grade investments have tended to do very well, while high yield investments have done even better as the strong domestic economy has encouraged investors to seek the higher income and accept the greater credit risk of high yield securities.


Flexible Strategy


Within this environment, the Evergreen Diversified Bond Fund, formerly Keystone Diversified Bond Fund (B-2), has continued to excel in performance as it pursued its flexible strategy of seeking the most attractive relative values in the fixed income market. The Fund has been a consistent top-quartile performer in its Lipper category (BBB-rated bonds or better) during the year by paying careful attention to asset allocation and sector and security selection. For the 12 months ended March 31, 1998, the Fund's Class B shares ranked 17 out of the 101 Corporate Debt funds tracked by Lipper Analytical Services.1 This strategy, when successfully executed, gives shareholders the potential to enjoy the benefits of the most attractive opportunities in the bond market, with the full benefit of diversification.


Portfolio Diversification


At Evergreen Funds, we believe most shareholders- even those seeking long-term growth from equity-oriented investments - are well-served to have a diversified portfolio with at least part of their holdings in fixed income investments. While the past three-year period has been a time of extraordinary opportunity in the equity market, portfolio diversification remains important in helping to control risk. We believe a flexibly managed fund such as the Evergreen Diversified Bond Fund offers diversification and opportunity not only to income-oriented investors, but also for growth-oriented investors.


At Evergreen Funds, we are committed to providing a strong array of funds with a variety of investment objectives to help investors pursue their goals consistent with their needs and risk tolerances. We encourage you, if you have any questions about this fund or any other Evergreen Fund, to consult your financial advisor or call Evergreen Funds at 1-800-343-2898.


Thank you for your investment in Evergreen Funds.

Sincerely,

(Signature of William M.Ennis)

William M. Ennis
Managing Director
Evergreen Funds
---------
1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending March 31, 1998, the Fund's Class B shares ranked 30 out of 35 Corporate Debt funds. For the 10-year period ending March 31, 1998, the Fund's Class B shares ranked 18 out of 18 Corporate Debt funds. Past performance is no guarantee of future results.

                                   EVERGREEN
                             Diversified Bond Fund

                    Fund at a Glance as of February 28, 1998

During the six months, we focused on structure, by investing in non-callable bonds. We also focused on the non-tradable goods sectors in high yield industries such as cable, media and broadcasting.
               Portfolio
               Management
----------------------------------------
    (Picture of Chris Conkey)




            Chris Conkey
         Keystone Investment
         Management Company
         Tenure: January 1995

                 ----------------------------------------------
                           PERFORMANCE AND RETURNS*
                 ----------------------------------------------

                             Class A      Class B
Inception Date                1/20/98       9/11/35
Average Annual Returns
6 months with sales charge       -             1.60%
6 months w/o sales charge        -             6.60%
One year with sales charge       -             6.65%
One year w/o sales charge        -            11.65%
3 years                          -             8.93%
5 years                          -             6.59%
10 years                         -             7.40%
Since Inception                0.10  %         7.00%
Maximum Sales Charge           4.75  %         5.00%
                              Front End        CDSC
30-day SEC Yield               6.93  %         6.18%
6 month dividends per share   $ 0.13**      $ 0.46

 *Adjusted for maximum sales charge.
**Represents dividends since inception, January 20, 1998.



                     ---------------------------------------
                                LONG TERM GROWTH
                     ---------------------------------------

Chart appears below:


                                          2/88           2/90           2/92           2/94           2/96           2/98
Evergreen Diversified Bond              $10,000        $10,654        $13,021        $16,001        $16,949        $20,422
Lehman Brothers Aggregate Bond Index    $10,000        $11,034        $11,948        $12,647        $13,343        $13,957
Consumer Price Index                    $10,000        $11,694        $14,803        $17,503        $19,996        $23,247

Comparison of a $10,000 investment in Evergreen Diversified Bond Fund, Class B, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Aggregate Bond Index is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through February 28, 1998.


--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE

Check-box graph appears below:

(Graphic)
                      Morningstar's Style Box is based on a portfolio date as of 3/31/98.
                      The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.




                      Source: 1998 Morningstar, Inc.

                                   EVERGREEN
                             Diversified Bond Fund



                          Portfolio Manager Interview


--------------------------------------------------------------------------------
     How did the Fund perform?


     The Fund had excellent performance. For the six months that ended on February 28, 1998, the Fund's Class B had a total return of 6.60%, compared to a return of 5.72% in the Lehman Brothers Aggregate Bond Index. For the 12-month period ending February 28, the Fund's Class B had a return of 11.65%, compared to a return of 10.37% for the Lehman index. These returns are unadjusted for any sales charges.

                           Portfolio Characteristics
                           -------------------------


       Total Net Assets                                           $600,141,288

       Average Credit Quality                                                A

       Average Duration                                              7.6 years

       Average Maturity                                             13.0 years

--------------------------------------------------------------------------------
     What was the investment environment
     like during the six months?


     In general, it was a positive period for the bond market in the United States. The economic environment was impressive, with real Gross Domestic Product (GDP) growing at a rate of 3% - 4%, spurred by healthy consumer spending and strong capital investment. Unemployment reached a 30-year low, while inflation was very low, less than 2%.


     During the six months, interest rates fell, with rates on longer-maturity bonds falling more than rates on shorter-term bonds. For example, during the six months from August 31, 1997, through February 28, the yield on the 30-year Treasury bond fell from 6.61% to 5.92%. Shorter-maturity bonds did not fall nearly as much, with the yield on the 3-month Treasury actually rising from 5.22% to 5.30%. This was because the Federal Reserve, in the face of strong domestic economic growth and creeping wage inflation, was reluctant to ease money supply and allow short-term rates to fall.

     Over the course of the six months, government bonds tended to outperform corporate bonds, which outperformed mortgage-backed securities. High yield bonds tended to do better than government bonds and investment grade corporate bonds, but only marginally. Within the high yield market, bonds issued by service and other industries not directly linked to international trade did better than bonds issued by companies in tradable goods industries. Foreign bonds linked to the Asian or emerging market economies did not perform well, although European bonds did well.



     --------------------------------------------------------------------
                             PORTFOLIO COMPOSITION

   (as a percentage of portfolio assets)


(Pie chart appears here. See the table below.)

Asset-Backed Securities                       6%
Corporate Bonds                              52%
Collateralized Mortgage Obligations          18%
Foreign Corporate Bonds                       9%
Other                                         8%
U.S. Government & Agency Securities           7%



--------------------------------------------------------------------------------
     Were there any significant events influencing the bond market during the period?


     The Asian currency and financial crisis caused a great amount of uncertainty in the market. The collapse of the Thai currency in July 1997 started the Asian currency crisis, which had a significant impact on global marketplace returns during the period. As a result of this crisis and the devaluation of currencies in several Asian countries, the cost of commodities and tradable goods produced or manufactured in these countries became significantly lower. This had an impact in the U.S. in the commodity, technology and other industries that produce tradable goods.

                                   EVERGREEN
                             Diversified Bond Fund



                          Portfolio Manager Interview

     Overall, the crisis had three significant impacts on the fixed income market in the United States:


     1. Slower economic growth, resulting from the economic contraction in Asia which accounts for one-third of the world's economy;
     2. Lower interest rates and lower inflation;
     3. Potential credit quality problems in selected tradable goods industries, such as autos, technology and commodities.



--------------------------------------------------------------------------------
     What strategies did you follow during
     the period?


     The key factors affecting performance in the bond market for the six months were structure and sector. By structure, we refer to the extent to which a bond is callable, i.e., whether it can be called back by the borrower. In a falling interest rate environment, non-callable bonds usually outperform callable bonds. Mortgage-backed bonds are the primary victims, which was why corporate bonds performed better than mortgage-backed securities.


     During the six months, we focused on structure, by investing in non-callable bonds. We also focused on the non-tradable goods sectors in high yield industries such as cable, media and broadcasting.



     --------------------------------------------------------------------
                            PORTFOLIO CREDIT QUALITY

   (as a percentage of portfolio assets)

(Pie chart appears here. See the table below.)

AAA                 31%
AA                  16%
A                   14%
BBB                 16%
BB or less          23%




     Asset allocation did not change significantly, although we reduced the Fund's emphasis on mortgage-backed securities and foreign bonds. As the yield difference compressed between high yield and investment grade corporate bonds, we reduced the high yield emphasis somewhat. During the six months, the high yield portion of the portfolio declined from 26% of net assets to 23%. Over the past 18 months, it has declined from 30% to 23%.


     Average credit quality remained at A, and average weighted maturity of the portfolio was lengthened, but not significantly, from 11.4 years to 13.0 years.



--------------------------------------------------------------------------------
     What is your outlook?


     We think growth in the domestic economy will slow from a range of 3%-4% to a range of 2%-3%, and we expect inflation to continue to be very low, perhaps about 2% for the year. With this outlook, we see the potential for moderate declines in interest rates, although short-term rates could fall more than long-term rates if the Federal Reserve Board eases monetary policy in the face of a slowdown in economic growth.


     A key factor affecting the bond market will be the projected surplus in the federal budget. As a result of this surplus, the issuance of U.S. Treasury securities could be extremely low. The Treasury may even buy back some existing securities, which could result in lower interest rates even if economic growth does not slow.


     Within this environment, we expect to focus on higher quality domestic bonds, although we will continue to look for international opportunities that have the potential to add to total return and increase diversification. Our primary focus, however, will be to focus on better credit quality and to emphasize sector and issue selection as opposed to trying to anticipate major moves in interest rates.

                                   EVERGREEN
                             Diversified Bond Fund



                              Financial Highlights

                (For a share outstanding throughout the period)


                                                                                              January 20, 1998
                                                                                              (Commencement of
                                                                                            Class operations) to
                                                                                             February 28, 1998
                                                                                                (Unaudited)
 CLASS A SHARES
Net asset value beginning of period                                                             $    16.08
                                                                                                ==========
Income from investment operations
Net investment income                                                                                 0.12 (b)
Net realized and unrealized loss on investments and foreign currency related transactions         (   0.10)
                                                                                                ----------
Total from investment operations                                                                      0.02
Less distributions from net investment income                                                     (   0.13)
                                                                                                ----------
Net asset value end of period                                                                   $    15.97
                                                                                                ==========
Total return (a)                                                                                      0.10%
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                                                             1.02%(c)
 Expenses excluding indirectly paid expenses                                                          1.02%(c)
 Net investment income                                                                                7.01%(c)
Portfolio turnover rate                                                                                 81%
Net assets end of period (thousands)                                                            $  527,501

(a)  Excluding applicable sales charges.
(b)  Calculation based on average shares outstanding.
(c)  Annualized.
















                       See Notes to Financial Statements.

                                   EVERGREEN
                             Diversified Bond Fund



                              Financial Highlights

                (For a share outstanding throughout the period)


                                                                              Six Months Ended
                                                                              February 28, 1998
                                                                                 (Unaudited)
 CLASS B SHARES
Net asset value beginning of period                                                  15.42
                                                                                   =======
Income from investment operations
Net investment income                                                              0.48(b)
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                               0.53
                                                                                ----------
Total from investment operations                                                    1.01
                                                                                ----------
Less distributions from
Net investment income                                                           (  0.46)
In excess of net investment income                                                    0
Tax basis return of capital                                                           0
Net realized gain on investments and foreign currency related transactions            0
                                                                                ----------
Total distributions                                                             (  0.46)
                                                                                ----------
Net asset value end of period                                                      15.97
                                                                                ==========
Total return (a)                                                                   6.60%
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                                         1.92%(c)
 Expenses excluding indirectly paid expenses                                      1.92%(c)
 Net investment income                                                            5.71%(c)
Portfolio turnover rate                                                             81%
Net assets end of period (thousands)                                           $ 72,640



                                                                                            Year Ended August 31,
                                                                                 1997         1996         1995         1994
 CLASS B SHARES
Net asset value beginning of period                                            $  14.65     $  15.09     $  15.28     $  17.06
                                                                               ========     ========     ========     ========
Income from investment operations
Net investment income                                                             0.91         0.95         1.06          1.06
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                             0.84       (  0.35)       0.11       (  1.62)
                                                                               --------     --------     --------     --------
Total from investment operations                                                  1.75         0.60         1.17       (  0.56)
                                                                               --------     --------     --------     --------
Less distributions from
Net investment income                                                           (  0.93)     (  0.96)     (  1.06)     (  1.22)
In excess of net investment income                                              (  0.05)           0      (  0.22)           0
Tax basis return of capital                                                           0      (  0.08)     (  0.08)           0
Net realized gain on investments and foreign currency related transactions            0            0            0            0
                                                                               --------     --------     --------     --------
Total distributions                                                             (  0.98)     (  1.04)     (  1.36)     (  1.22)
                                                                               --------     --------     --------     --------
Net asset value end of period                                                  $  15.42     $  14.65     $  15.09     $  15.28
                                                                               ========     ========     ========     ========
Total return (a)                                                                  12.25%        4.03%        8.13%     (  3.53%)
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                                          1.88%        1.84%        1.81%        1.75%
 Expenses excluding indirectly paid expenses                                       1.87%        1.83%           -            -
 Net investment income                                                             6.07%        6.42%        7.05%        6.48%
Portfolio turnover rate                                                             138%         246%         178%         200%
Net assets end of period (thousands)                                           $457,701     $559,792     $734,837     $814,245


                                                                    Year Ended August
                                                                           31,
                                                                    1993          1992
 CLASS B SHARES
Net asset value beginning of period                              $   16.44      $  15.37
                                                                 =========      ========
Income from investment operations
Net investment income                                                 1.28         1.33
Net realized and unrealized gain (loss) on investments and
 foreign currency related transactions                                0.70         1.14
                                                                 ---------      --------
Total from investment operations                                      1.98         2.47
                                                                 ---------      --------
Less distributions from
Net investment income                                               (  1.28)     (  1.33)
In excess of net investment income                                  (  0.08)     (  0.07)
Tax basis return of capital                                               0            0
Net realized gain on investments and foreign currency related
 transactions                                                             0            0
                                                                 ----------     --------
Total distributions                                                 (  1.36)     (  1.40)
                                                                 ----------     --------
Net asset value end of period                                    $   17.06      $  16.44
                                                                 ==========     ========
Total return (a)                                                      12.73%       16.88%
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                              1.89%        1.99%
 Expenses excluding indirectly paid expenses                              -            -
 Net investment income                                                 7.73%        8.29%
Portfolio turnover rate                                                 133%         117%
Net assets end of period (thousands)                             $1,004,393     $902,339



                                                                               Year Ended August 31,
                                                                   1991         1990          1989          1988
 CLASS B SHARES
Net asset value beginning of period                              $  15.51     $  17.74     $   17.99      $  18.91
                                                                 ========     ========     =========      ========
Income from investment operations
Net investment income                                               1.33          1.53          1.71         1.78
Net realized and unrealized gain (loss) on investments and
 foreign currency related transactions                              0.17       (  1.94)       (  0.13)     (  0.81)
                                                                 --------     --------     ----------     --------
Total from investment operations                                    1.50       (  0.41)         1.58         0.97
                                                                 --------     --------     ----------     --------
Less distributions from
Net investment income                                             (  1.63)     (  1.61)       (  1.83)     (  1.85)
In excess of net investment income                                (  0.01)     (  0.21)             0            0
Tax basis return of capital                                             0            0              0            0
Net realized gain on investments and foreign currency related
 transactions                                                           0            0              0      (  0.04)
                                                                 --------     --------     ----------     --------
Total distributions                                               (  1.64)     (  1.82)       (  1.83)     (  1.89)
                                                                 --------     --------     ----------     --------
Net asset value end of period                                    $  15.37     $  15.51     $   17.74      $  17.99
                                                                 ========     ========     ==========     ========
Total return (a)                                                    10.58%     (  2.44%)         9.23%        5.61%
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                            1.94%        1.89%          1.84%        1.68%
 Expenses excluding indirectly paid expenses                            -            -              -            -
 Net investment income                                               8.74%        9.26%          9.52%        9.82%
Portfolio turnover rate                                               101%          43%            47%          46%
Net assets end of period (thousands)                             $814,528     $860,615     $1,000,305     $838,892

(a)  Excluding applicable sales charges.
(b)  Calculation based on average shares outstanding.
(c)  Annualized.







                       See Notes to Financial Statements.

                                   EVERGREEN
                             Diversified Bond Fund



                            Schedule of Investments

                         February 28, 1998 (Unaudited)




      Principal
       Amount                                                          Value
CORPORATE BONDS - 55.9%
                      Advertising & Related Services - 1.2%
$ 2,800,000           Hollinger International,
                      Sr. Subord. Notes,
                      9.25%, 2/1/06 ........................     $2,975,000
  3,000,000           K-III Communications Corporation,
                      Sr. Notes,
                      8.50%, 2/1/06 ........................      3,067,500
  1,250,000           Lamar Advertising Company,
                      Sr. Subord. Notes,
                      9.63%, 12/1/06 .......................      1,356,250
                                                                 ----------
                                                                  7,398,750
                                                                 ----------
                      Aerospace & Defense - 1.3%
  1,525,000           Kitty Hawk Incorporated,
                      Sr. Secd. Notes,
                      9.95%, 11/15/04 ......................      1,601,250
  5,000,000           Northrop Grumman Corporation,
                      Deb.,
                      9.38%, 10/15/24 ......................      5,928,500
                                                                 ----------
                                                                  7,529,750
                                                                 ----------
                      Automotive Equipment &
                       Manufacturing - 0.7%
    800,000           Eagle Picher Industrial Incorporated,
                      Sr. Subord. Notes,
                      9.38%, 3/1/08 (b) ....................        806,000
  2,750,000           Hertz Corporation,
                      Sr. Notes,
                      7.00%, 5/1/02 ........................      2,807,008
    750,000           Walbro Corporation,
                      Sr. Notes,
                      10.13%, 12/15/07 (b) .................        770,625
                                                                 ----------
                                                                  4,383,633
                                                                 ----------
                      Building, Construction &
                         Furnishings - 0.6%
  2,800,000           H M H Properties Incorporated,
                      Sr. Secd. Notes,
                      Series B,
                      9.50%, 5/15/05 (f) ...................      2,975,000
    750,000           MDC Holdings Incorporated,
                      Sr. Notes,
                      8.38%, 2/1/08 ........................        750,000
                                                                 ----------
                                                                  3,725,000
                                                                 ----------
                      Cable/Other Video Distribution - 0.3%
  1,175,000           Fundy Cable Limited,
                      Sr. Secd. 2nd Priority Notes,
                      11.00%, 11/15/05 .....................      1,310,125
    650,000           Rogers Cablesystems Limited,
                      Sr. Secd. 2nd Priority Notes,
                      10.00%, 3/15/05 ......................        728,000
                                                                 ----------
                                                                  2,038,125
                                                                 ----------
                      Chemical & Agricultural Products - 1.5%
  1,450,000           Huntsman Polymers Corporation,
                      Sr. Notes,
                      11.75%, 12/1/04 ......................      1,620,375
  2,000,000           ISP Holdings Incorporated,
                      Sr. Notes, Series B,
                      9.75%, 2/15/02 .......................      2,135,000
  1,925,000           PCI Chemicals Canada Incorporated,
                      Sr. Secd. Notes,
                      9.25%, 10/15/07 (b) ..................      1,925,000


      Principal
       Amount                                                          Value
CORPORATE BONDS - continued
                      Chemical & Agricultural Products - continued
$ 3,000,000           Waste Management, Incorporated,
                      Deb.,
                      7.65%, 3/15/11 .......................     $3,096,563
                                                                 ----------
                                                                  8,776,938
                                                                 ----------
                      Communication Systems &
                            Services - 0.6%
  1,800,000           Centennial Cellular Corporation,
                      Sr. Notes,
                      8.88%, 11/1/01 ........................     1,854,000
  1,800,000           Comcast Cellular Holdings, Incorporated,
                       Sr. Notes,
                       9.50%, 5/1/07 (b) ...................      1,890,000
                                                                 ----------
                                                                  3,744,000
                                                                 ----------
                      Consumer Products & Services - 2.1%
                      Aurora Foods Incorporated,
                       Sr. Subord. Notes:
  2,000,000            Series B,
                      9.88%, 2/15/07 .......................      2,140,000
  1,000,000            Series D,
                      9.88%, 2/15/07 .......................      1,070,000
  1,000,000           Consumers International Incorporated,
                      Sr. Secd. Notes,
                      10.25%, 4/1/05 (b) ...................      1,110,000
  2,500,000           Coty Incorporated,
                      Sr. Subord. Notes,
                      10.25%, 5/1/05 .......................      2,668,750
  1,975,000           Dryper's Corporation,
                      Sr. Notes, Series B,
                      10.25%, 6/15/07 ......................      2,058,937
  3,000,000           Scotts and Sons Company,
                      Sr. Subord. Notes,
                      9.88%, 8/1/04 ........................      3,225,000
                                                                 ----------
                                                                 12,272,687
                                                                 ----------
                      Diversified Companies - 1.4%
  2,500,000           General Electric Capital Corporation,
                      Deb.,
                      8.75%, 5/21/07 .......................      2,941,650
  5,000,000           Grand Metropolitan Investment
                      Corporation,
                      Guaranteed Sr. Notes,
                      7.45%, 4/15/35 .......................      5,630,600
                                                                 ----------
                                                                  8,572,250
                                                                 ----------
                      Finance & Insurance - 17.8%
  6,000,000           ABN-Amro Bank NV,
                      Subord. Deb.,
                      7.30%, 12/1/26 .......................      5,958,300
  4,750,000           Amsouth Bancorporation,
                      Subord. Deb.,
                      6.75%, 11/1/25 .......................      4,901,715
  5,000,000           Commercial Credit Group, Incorporated,
                      Notes,
                      10.00%, 5/15/09 ......................      6,363,950
  2,000,000           International Lease Finance Corporation,
                      Notes,
                      5.75%, 1/15/03 .......................      1,965,160
  5,000,000           Jefferson Pilot Capital Trust, Series A,
                      8.14%, 1/15/46 (b) ...................      5,224,100

                                   EVERGREEN
                             Diversified Bond Fund



                      Schedule of Investments (continued)

                         February 28, 1998 (Unaudited)




      Principal
       Amount                                                         Value
CORPORATE BONDS - continued
                      Finance & Insurance - continued
$5,000,000            Lehman Brothers Holdings, Incorporated,
                      Notes,
                      6.50%, 10/1/02 ......................     $ 5,023,650
 4,000,000            Liberty Mutual Insurance Company,
                      Notes,
                      7.70%, 10/15/2097 (b) ...............       4,182,040
10,500,000            MBIA Incorporated,
                      Deb.,
                      9.38%, 2/15/11 ......................      13,093,920
 9,000,000            Mellon Bank Capital II,
                      Deb., Series B,
                      8.00%, 1/15/27 ......................       9,564,030
 1,500,000            National Westminster Bancorp,
                      Deb.,
                      9.38%, 11/15/03 .....................       1,729,185
10,000,000            Nationwide CSN Trust,
                      Sr. Notes,
                      9.88%, 2/15/25 (b) ..................      11,558,400
                      Paine Webber Group Incorporated:
 5,000,000             7.75%, 9/1/02 ......................       5,255,450
 3,000,000             Notes,
                      8.25%, 5/1/02 .......................       3,199,770
 6,300,000            Prudential Life Insurance Corporation,
                      7.13%, 7/1/07 .......................       6,583,059
 3,250,000            Reliance Group Holdings Incorporated,
                      Sr. Subord. Deb.,
                      9.75%, 11/15/03 .....................       3,404,700
 2,800,000            Southern Pacific Funding Corporation,
                      Sr. Notes,
                      11.50%, 11/1/04 .....................       2,744,000
 5,250,000            Southtrust Bank,
                      Subord. Notes,
                      6.57%, 12/15/27 .....................       5,345,865
10,000,000            SunLife Canada, US Capital Trust I,
                      Capital Securities,
                      8.53%, 5/29/49 (b) ..................      10,969,700
                                                                -----------
                                                                107,066,994
                                                                -----------
                      Food & Beverage Products - 0.8%
 1,750,000            AFC Enterprises Incorporated,
                      Sr. Subord. Notes,
                      10.25%, 5/15/07 (b) .................       1,865,938
 3,000,000            Philip Morris Companies, Incorporated,
                      Sr. Notes,
                      7.20%, 2/1/07 .......................       3,100,410
                                                                -----------
                                                                  4,966,348
                                                                -----------
                           Gaming - 1.4%
                      Boyd Gaming Corporation:
 2,800,000             Sr. Notes
                      9.25%, 10/1/03 ......................       2,985,500
   500,000             Sr. Subord. Notes
                      9.50%, 7/15/07 (b) (f) ..............         536,250
                      Horseshoe Gaming:
 3,000,000             Sr. Notes,
                      12.75%, 9/30/00 (b) .................       3,322,500
 1,250,000             Sr. Subord. Notes, Series B
                      9.38%, 6/15/07 ......................       1,343,750
                                                                -----------
                                                                  8,188,000
                                                                -----------


      Principal
       Amount                                                         Value
CORPORATE BONDS - continued
                      Healthcare Products & Services - 2.3%
$3,000,000            Bayer Corporation,
                      Notes,
                      7.13%, 10/1/15 (b) ..................     $ 3,141,210
 2,800,000            Genesis Health Ventures Incorporated,
                      Sr. Subord. Notes,
                      9.25%, 10/1/06 ......................       2,919,000
 5,000,000            Medpartners, Incorporated,
                      Sr. Subord. Notes,
                      6.88%, 9/1/00 .......................       4,961,850
 2,550,000            Paragon Health Network Incorporated,
                      Sr. Subord. Notes,
                      9.50%, 11/1/07 (b) ..................       2,626,500
                                                                -----------
                                                                 13,648,560
                                                                -----------
                      Industrial Specialty Products &
                         Services - 0.2%
 1,250,000            Polymer Group Incorporated,
                      Sr. Subord. Notes, Series B,
                      9.00%, 7/1/07 (f) ...................       1,275,000
                                                                -----------
                      Information Services &
                       Technology - 1.3%
 3,500,000            Comdisco, Incorporated,
                      Notes,
                      6.13%, 1/15/03 ......................       3,456,145
 3,800,000            Unisys Corporation,
                      Sr. Notes,
                      11.75%, 10/15/04 ....................       4,408,000
                                                                -----------
                                                                  7,864,145
                                                                -----------
                      Leisure & Tourism - 0.9%
 2,500,000            Affinity Group, Incorporated,
                      11.50%, 10/15/03 ....................       2,656,250
 2,250,000            Six Flags Theme Parks, Incorporated,
                      Senior Disc. Notes, Step Bond,
                      (Eff. Yield 11.12%) (d)
                      0.00%, 6/15/05 ......................       2,486,250
                                                                -----------
                                                                  5,142,500
                                                                -----------
                      Machinery - Diversified - 1.6%
 8,850,000            John Deere Capital Corporation,
                      Deb.,
                      8.63%, 8/1/19 .......................       9,737,566
                                                                -----------
                      Metal Products & Services - 0.7%
 4,000,000            AK Steel Corporation,
                      Sr. Notes,
                      10.75%, 4/1/04 ......................       4,290,000
                                                                -----------
                       Oil/Energy - 6.6%
 4,750,000            Apache Finance Properties Limited,
                      Notes,
                      6.50%, 12/15/07 .....................       4,690,673
 2,500,000            Atlantic Richfield Company,
                      Deb.,
                      9.88%, 3/1/16 .......................       3,353,125
 2,325,000            Benton Oil and Gas Company,
                      Sr. Notes,
                      9.38%, 11/1/07 (b) ..................       2,383,125
 2,250,000            Cross Timbers Oil Company,
                      Sr. Subord. Notes, Series B,
                      8.75%, 11/1/09 (b) ..................       2,300,625
   500,000            Eletson Holdings, Incorporated,
                      1st Preferred Mtge. Notes,
                      9.25%, 11/15/03 .....................         516,625

                                   EVERGREEN
                             Diversified Bond Fund



                      Schedule of Investments (continued)

                         February 28, 1998 (Unaudited)




      Principal
       Amount                                                         Value
CORPORATE BONDS - continued
                      Oil/Energy - continued
$3,000,000            Glencore Nickel Property Limited,
                      Sr. Secd. Bonds,
                      9.00%, 12/1/14 (b) ..................     $ 2,940,000
 5,500,000            Global Marine, Incorporated,
                      Notes,
                      7.13%, 9/1/07 (b) ...................       5,633,203
 1,050,000            HS Resources Incorporated,
                      Sr. Subord. Notes,
                      9.25%, 11/15/06 (b) (f) .............       1,081,500
 2,700,000            Hvide Marine, Incorporated,
                      Sr. Notes,
                      8.38%, 2/15/08 ......................       2,659,500
 4,500,000            Smith International, Incorporated,
                      Sr. Notes,
                      7.00%, 9/15/07 ......................       4,620,060
 2,000,000            Transamerican Energy Corporation,
                      Sr. Secd. Notes, Series B,
                      11.50%, 6/15/02 (b) .................       2,027,500
                      Transocean Offshore, Incorporated:
 2,500,000             Deb.
                      8.00%, 4/15/27 ......................       2,845,750
 4,000,000             Notes
                      7.45%, 4/15/27 ......................       4,324,200
                                                                -----------
                                                                 39,375,886
                                                                -----------
                      Publishing, Broadcasting &
                        Entertainment - 1.9%
 2,000,000            SFX Broadcasting, Incorporated,
                      Sr. Subord. Notes,
                      10.75%, 5/15/06 .....................       2,240,000
 3,300,000            Sinclair Broadcast Group, Incorporated,
                      Sr. Subord. Notes,
                      10.00%, 9/30/05 .....................       3,564,000
 5,000,000            Time Warner, Incorporated,
                      Deb.,
                      8.05%, 1/15/16 ......................       5,409,800
                                                                -----------
                                                                 11,213,800
                                                                -----------
                      Retailing & Wholesale - 1.4%
 3,800,000            Finlay Fine Jewelry Corporation,
                      Sr. Notes,
                      10.63%, 5/1/03 ......................       3,980,500
 2,100,000            Jitney Jungle Stores of America,
                      Incorporated,
                      Sr. Subord. Notes,
                      10.38%, 9/15/07 (b) (f) .............       2,152,500
 1,800,000            Sears Roebuck and Company,
                      Notes,
                      10.00%, 2/3/12 ......................       2,384,604
                                                                -----------
                                                                  8,517,604
                                                                -----------
                      Telecommunication Services &
                            Equipment - 5.2%
 1,800,000            American Lawyer Media, Incorporated,
                      Sr. Notes,
                      9.75%, 12/15/07 (b) .................       1,890,000
10,250,000            Bellsouth Capital Funding Corporation,
                      Deb.,
                      7.12%, 7/15/2097 ....................      10,720,065
 1,200,000            BTI Telecom Corporation,
                      Sr. Notes,
                      10.50%, 9/15/07 (b) .................       1,272,000


      Principal
       Amount                                                         Value
CORPORATE BONDS - continued
                      Telecommunication Services &
                      Equipment - continued
$1,800,000            Century Communications Corporation,
                      Sr. Disc. Notes,
                      (Eff. Yield 9.05%) (d)
                      0.00%, 1/15/08 (b) ..................     $   765,000
 4,250,000            Frontier,
                      Putable Asset Trusts
                      6.25%, 12/15/99 (b) .................       4,256,502
 2,000,000            Galaxy Telecom,
                      Sr. Subord. Notes,
                      12.38%, 10/1/05 .....................       2,230,000
 2,500,000            GTE Florida Incorporated,
                      Deb.,
                      6.86%, 2/1/28 .......................       2,537,550
 2,000,000            Pacific Bell,
                      Notes,
                      6.13%, 2/15/08 ......................       1,986,860
   500,000            Pegasus Commerce,
                      Sr. Notes,
                      9.63%, 10/15/05 (b) .................         527,500
 2,000,000            Talton Holdings, Incorporated,
                      Sr. Notes,
                      11.00%, 7/6/30 ......................       2,220,000
 1,150,000            Telewest PLC,
                      Sr. Disc. Deb., Step Bond,
                      (Eff. Yield 10.57%) (d),
                      0.00%, 10/1/07 ......................         920,000
 2,000,000            Vanguard Cellular Systems Incorporated,
                      Sr. Deb.,
                      9.38%, 4/15/06 (f) ..................       2,110,000
                                                                -----------
                                                                 31,435,477
                                                                -----------
                      Textile & Apparel - 0.5%
 2,800,000            Delta Mills Incorporated,
                      Sr. Notes, Series B,
                      9.63%, 9/1/07 (b) ...................       2,884,000
                                                                -----------
                       Transportation - 3.6%
 2,000,000            Airplane Pass Through Trust,
                      Series 1, Class D,
                      10.88%, 3/15/19 .....................       2,255,460
 2,000,000            Coach USA Incorporated,
                      Sr. Subord. Notes, Series B,
                      9.38%, 7/1/07 .......................       2,090,000
 7,000,000            Golden State Petroleum
                      Transportation Corporation,
                      1st Preferred Mtge. Notes,
                      8.04%, 2/1/19 (b) ...................       7,382,812
 2,000,000            Hayes Wheels International,
                      Sr. Subord. Notes,
                      9.13%, 7/15/07 (b) (f) ..............       2,122,500
 5,250,000            Norfolk Southern Corporation,
                      Notes,
                      7.05%, 5/1/37 .......................       5,576,183
 1,850,000            Sea Containers Limited,
                      Sr. Notes,
                      7.88%, 2/15/08 (b) ..................       1,831,500
                                                                -----------
                                                                 21,258,455
                                                                -----------
                      Total Corporate Bonds
                      (cost $324,449,501)..................     335,305,468
                                                                -----------

                                   EVERGREEN
                             Diversified Bond Fund



                      Schedule of Investments (continued)

                         February 28, 1998 (Unaudited)




      Principal
       Amount                                                        Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.8%
                      Asset Securitization Corporation:
$4,416,414             Series 1996-D3, Class A3
                      (Est. Maturity 2011) (a),
                      7.14%, 10/13/26 ....................     $ 4,706,241
 1,000,000             Series 1997-D4, Class A2
                      (Est. Maturity 2009) (a),
                      6.93%, 4/14/29 .....................       1,072,813
 5,000,000             Series 1997-D5, Class A3
                      (Est. Maturity 2012) (a),
                      6.37%, 2/14/41 .....................       5,039,062
 4,969,344            BA Mortgage Securities, Incorporated,
                      Series 1997-1, Class M,
                      (Est. Maturity 2007) (a),
                      7.50%, 7/25/26 .....................       4,999,626
 5,000,000            Credit Suisse First Boston Mortgage,
                      Series 1997-C1 Class A1C,
                      (Est. Maturity 2006) (a),
                      7.24%, 4/20/07 .....................       5,265,625
 6,314,489            Criimi Mae Financial Corporation,
                      Series 1, Class A,
                      (Est. Maturity 2004) (a),
                      7.00%, 1/1/33 ......................       6,302,649
 1,000,000            FFCA Secured Lending Corporation,
                      Series 1997-1, Class B1,
                      (Est. Maturity 2009) (a),
                      7.74%, 6/18/13 (b) .................       1,060,469
                      FHA Charles River Mortgage:
 6,723,453             (Est. Maturity 2001) (a),
                      9.13%, 8/1/34 ......................       7,273,969
 4,990,037             (Est. Maturity 2001) (a),
                      10.25%, 8/1/34 .....................       5,311,296
 5,000,000            FHLMC,
                      Series 47, Class A,
                      (Est. Maturity 2004) (a),
                      5.00%, 2/25/22 .....................       4,589,844
     3,037            FHLMC PC Gtd, Series 8 Class SB,
                      (Est. Maturity 1998) (a),
                      9.60%, 3/25/23 (e) .................           2,572
 2,711,745            Financial Asset Securitization
                      Incorporated,
                      (Est. Maturity 2005) (a),
                      7.88%, 7/25/27 .....................       2,788,860
12,510,527            FNMA,
                      Series 1993-248 Class SA,
                      (Est. Maturity 2004) (a),
                      4.10%, 8/25/23 .....................      10,597,292
 5,700,000            FNMA Gtd.,
                      REMIC Trust Series 1993-196
                      Class SC,
                      (Est. Maturity 2004) (a),
                      6.54%, 10/25/08 ....................       5,366,379
10,860,031            Independent National Mortgage
                      Corporation,
                      Series 1997-A, Class A,
                      (Est. Maturity 2004) (a),
                      7.84%, 12/26/26 (b) ................      10,916,571
 1,104,408            KS Mortgage Capital, L. P.
                      Series 1995-1, Class A1,
                      (Est. Maturity 2001) (a),
                      7.14%, 4/20/02 (b) .................       1,110,966
 2,265,685            Marine Midland Bank,
                      (Est. Maturity 1998) (a),
                      8.00%, 11/25/24 ....................       2,276,305


      Principal
       Amount                                                        Value
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
                      Merrill Lynch Mortgage Investors,
                      Incorporated:
$5,000,000             Series 1996-C1, Class B
                      (Est. Maturity 2006) (a)
                      7.42%, 4/25/28 .....................     $ 5,262,500
 3,000,000             Series 1997-C2, Class B
                      (Est. Maturity 2008) (a)
                      6.50%, 12/10/29 ....................       3,053,437
 2,700,000            Merrill Lynch Trust,
                      Series 35, Class G,
                      (Est. Maturity 2001) (a),
                      8.45%, 11/1/18 .....................       2,881,386
   945,515            Mid State Trust,
                      Series 6, Class A3,
                      (Est. Maturity 2005) (a),
                      7.54%, 7/1/35 ......................         957,353
 3,300,000            Morgan Stanley Capital I Incorporated,
                      Commercial Mtge Certificate,
                      Series 1997-C1, Class B,
                      (Est. Maturity 2007) (a),
                      7.69%, 2/15/20 .....................       3,544,406
12,216,841            Nomura Depositor Trust,
                      Series 1998-STIA, Class A1,
                      (Est. Maturity 2003) (a),
                      5.91%, 1/15/03 .....................      12,217,032
                      Paine Webber Mortgage Acceptance
                      Corporation IV:
 2,815,342             Series 1993-4, Class M1
                      (Est. Maturity 2001) (a),
                      7.50%, 5/25/23 .....................       2,841,735
   346,694             Series 1993-5, Class A3
                      (Est. Maturity 1998) (a),
                      6.88%, 6/25/08 .....................         345,918
                      PNC Mortgage Securities
                      Corporation:
 7,094,004             Series 1997-4, Class 2PP3
                      (Est. Maturity 2000) (a),
                      7.50%, 7/25/27 .....................       7,164,944
 2,487,569             Series 1997-4, Class 2PP1
                      (Est. Maturity 2008) (a),
                      7.25%, 7/25/27 .....................       2,473,608
 5,000,000            Residential Asset Securitization,
                      Series 1996-A3, Class A-9,
                      (Est. Maturity 2004) (a),
                      7.50%, 7/25/26 .....................       5,083,594
 4,822,866            Residential Funding Mortgage
                      Securities I, Incorporated,
                      Series 1997-S7, Class A4,
                      (Est. Maturity 2003) (a),
                      7.50%, 5/25/10 .....................       4,874,109
 1,500,000            Resolution Trust Corporation,
                      Series 1995-1, Class A2C
                      (Est. Maturity 1999) (a),
                      7.50%, 10/25/28 ....................       1,522,266
                                                               -----------
                                                               118,317,562
                                                               -----------
                      Total Collateralized Mortgage
                      Obligations (cost $113,939,448).....     118,317,562
                                                               -----------
ADJUSTABLE RATE MORTGAGE SECURITIES - 1.4%
                      FHLMC:
 4,416,166             (Est. Maturity 2002) (a),
                      7.09%, 6/1/16, .....................       4,514,150
 1,151,058             (Est. Maturity 2002) (a),
                      7.86%, 4/1/22, .....................       1,212,571

                                   EVERGREEN
                             Diversified Bond Fund



                      Schedule of Investments (continued)

                         February 28, 1998 (Unaudited)




      Principal
       Amount                                                        Value
ADJUSTABLE RATE MORTGAGE SECURITIES - continued
$ 2,660,577           FNMA,
                      (Est. Maturity 2002) (a),
                      7.74%, 1/1/31 ......................     $2,776,977
                                                               ----------
                      Total Adjustable Rate Mortgage
                      Securities (cost $21,043,445).......     21,088,963
                                                               ----------
ASSET-BACKED SECURITIES - 6.1%
  3,500,000           Carco Auto Loan Master Trust,
                      Series 1997-1, Class A,
                      (Est. Maturity 2004) (a),
                      6.69%, 8/15/04 .....................      3,525,130
  1,000,000           Contimortgage Home Equity Loan,
                      Series 1996 4, Class A9,
                      (Est. Maturity 2002) (a),
                      6.88%, 1/15/28 .....................      1,010,620
  3,100,000           CoreStates Home Equity Trust,
                      Series 1996 1, Class A4,
                      (Est. Maturity 2003) (a),
                      7.00%, 6/15/12 .....................      3,196,131
                      Merrill Lynch Mortgage Investors,
                      Incorporated:
        190            Series 1991-D, Class A
                      (Est. Maturity 1998) (a),
                      9.00%, 7/15/11 .....................            191
  1,672,248            Series 1991-G, Class B
                      (Est. Maturity 2000) (a),
                      9.15%, 10/15/11 ....................      1,682,700
  3,235,779            Series 1992-B, Class B
                      (Est. Maturity 1999) (a),
                      8.50%, 4/15/12 .....................      3,316,674
  3,910,736            Series 1992-D, Class B-1
                      (Est. Maturity 2001) (a),
                      8.50%, 6/15/17 .....................      4,146,906
                      Southern Pacific Secured Assets
                      Corporation:
  3,750,000            Series 1996-3, Class A4
                      (Est. Maturity 2002) (a),
                      7.60%, 10/25/27 ....................      3,721,781
  3,300,000            Series 1997-4 Class A6
                      (Est. Maturity 2004) (a),
                      6.74%, 1/25/28 .....................      3,425,813
    595,000           University Support Services,
                      Incorporated,
                      (Est. Maturity 1999) (a),
                      8.98%, 11/1/07 .....................        593,140
  5,000,000           Western Financial Owner Trust,
                      Series 1997-C, Class CTFS,
                      (Est. Maturity 2001) (a),
                      6.30%, 3/20/05 .....................      4,971,875
  2,100,000           World Omni Automobile Lease,
                      Securitization Trust,
                      Series 1997-A, Class A4,
                      (Est. Maturity 2001) (a),
                      6.90%, 6/25/03 .....................      2,131,500
  5,000,000           Zale Funding Trust,
                       Series 94 1 Class A2,
                      (Est. Maturity 1999) (a),
                      7.33%, 3/15/03 .....................      5,078,125
                                                               ----------
                      Total Asset-Backed Securities
                      (cost $36,121,778)..................     36,800,586
                                                               ----------


      Principal
       Amount                                                        Value
FOREIGN BONDS (U.S. DOLLARS) - 2.7%
$ 2,650,000           Aztec Holdings SA DE CV,
                      Sr. Secd. Notes,
                      11.00%, 6/15/02 (b) (f) ............     $2,779,188
  3,500,000           Grupo Televisa SA DE CV,
                      Sr. Notes Series B,
                      11.88%, 5/15/06 (b) (f) ............      4,064,375
  4,000,000
                                                                3,895,000
  1,800,000           Rogers Communications Incorporated,
                      Sr. Notes,
                      8.88%, 7/15/07 .....................      1,804,500
    750,000           Satelites Mexicanos SA DE CV,
                      Sr. Notes,
                      10.13%, 11/1/04 ....................        765,000
  2,750,000           Stena AB,
                      Sr. Notes,
                      10.50%, 12/15/05 ...................      3,014,687
                                                               ----------
                      Total Foreign Bonds (U.S. Dollars)
                      (cost $15,824,707)..................     16,322,750
                                                               ----------
FOREIGN BONDS (NON U.S. DOLLARS) - 6.6%
                      Nykredit
155,172,000            6.00%, 10/1/26 ....................     22,018,013
        DKK
 95,719,000            7.00%, 10/1/29 ....................     13,914,255
        DKK
 44,000,000           Skandinaviska Enskilda,
        SEK            (Eff. Yield 7.15%) (d),
                      0.00%, 5/26/33 .....................      3,779,600
                                                               ----------
                      Total Foreign Bonds (Non U.S. Dollars)
                      (cost $38,883,006)..................     39,711,868
                                                               ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.0%
$27,550,000           U.S. Treasury Bond STRIPS,
                      (Eff. Yield 6.83%) (d),
                      0.00%, 11/15/21 ....................      6,630,183
                      U.S. Treasury Bonds:
 17,750,000            6.38%, 8/15/27 ....................     18,792,812
 20,000,000            6.13%, 11/15/27 ...................     20,362,500
                      U.S. Treasury Notes
    500,000            6.63%, 5/15/07 (f) ................        532,655
  1,500,000            6.13%, 8/15/07 (f) ................      1,547,115
                                                               ----------
                      Total U.S. Government & Agency
                      Obligations (cost $46,957,484)......     47,865,266
                                                               ----------
MUNICIPAL BONDS - 0.8% (cost $4,693,702)
  4,693,702           Los Angeles, California,
                      Improvement Bond Act,
                      Assessment District #1,
                      8.48%, 9/2/15 (b) ..................      5,083,866
                                                               ----------

                                   EVERGREEN
                             Diversified Bond Fund



                      Schedule of Investments (continued)

                         February 28, 1998 (Unaudited)


  Shares                                           Value
COMMON STOCKS - 0.2% (cost $2)
   1,618  PM Holdings Corporation ..........    $  897,990
                                                ----------
PREFERRED STOCKS - 0.8%
  16,000  Adelphia Communications
          Corporation ......................     1,880,000
 100,000  California Federal Preferred Capital
          Corporation ......................     2,756,250
                                                ----------
          Total Preferred Stock
          (cost $4,275,000).................     4,636,250
                                                ----------


    Principal
     Amount
REPURCHASE AGREEMENT - 0.3% (cost $1,920,000)
$  1,920,000    Keystone Joint Repurchase
                Agreement,
                (Investments in repurchase
                agreements, in a joint trading
                account, dated 2/27/98, maturity
                value $1,920,907) (c)
                5.67%, 3/2/98 ................   1,920,000
                                                 ---------



     Shares                                              Value
MUTUAL FUND SHARES - 3.0%
 (cost $18,013,425)
  18,013,425   Navigator Prime Portfolio (g) ...    $  18,013,425
                                                    -------------
               Total Investments
                (cost $626,121,498)...     107.6%     645,963,994
               Other Assets and
                Liabilities - Net ....     ( 7.6)     (45,822,706)
                                           -----    -------------
               Net Assets ............     100.0%   $ 600,141,288
                                           =====    =============


(a) The estimated maturity of a Collateralized Mortgage Obligation ("CMO"), an adjustable rate mortgage security or an asset-backed security is based on current and projected prepayment rates. Changes in interest rates can cause the estimated maturity to differ from the listed date.
(b) Securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(c) The repurchase agreements are fully collateralized by US government and/or agency obligations based on market prices at February 28, 1998.
(d) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(e)  Inverse floater.
(f)  A portion of this security is currently on loan (see Note 4).
(g)  Represents investment of cash collateral received for securities on loan.



Legend of Portfolio Abbreviations:

DKK   Danish Krone
FHA   Federal Housing Authority
FNMA  Federal National Mortgage Association
FHLMC Federal Home Loan Mortgage Corporation
REMIC Real Estate Mortgage Investment Corporation
SEK   Swedish Krona
STRIPS Separate Trading of Registered Interest and Principal of Securities



FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


 Forward Foreign Currency Exchange Contracts to Sell:


 Exchange                                      U.S. $ Value at      In Exchange     Net Unrealized
   Date          Contracts to Deliver        February 28, 1998      for U.S. $      Depreciation
----------   -----------------------------  -------------------   -------------   ---------------
4/16/98      249,696,000     Danish Krone        36,208,685         36,197,268     $(11,417)

                       See Notes to Financial Statements.

                                   EVERGREEN
                             Diversified Bond Fund



                      Statement of Assets and Liabilities

                         February 28, 1998 (Unaudited)



Assets
 Investments at market value (identified cost - $626,121,498).............................  $  645,963,994
 Interest receivable .....................................................................       9,382,199
 Receivable for investments sold .........................................................       4,208,129
 Receivable for Fund shares sold .........................................................         163,249
 Prepaid expenses and other assets .......................................................         319,541
----------------------------------------------------------------------------------------------------------
   Total assets ..........................................................................     660,037,112
----------------------------------------------------------------------------------------------------------
Liabilities
 Payable for investments purchased .......................................................      22,706,767
 Payable for securities on loan ..........................................................      18,013,425
 Payable for reverse repurchase agreement ................................................      15,805,793
 Payable for Fund shares redeemed ........................................................       1,435,017
 Dividends payable .......................................................................       1,329,332
 Distribution fees payable ...............................................................         278,360
 Due to related parties ..................................................................         252,533
 Due to custodian ........................................................................          22,368
 Unrealized depreciation on forward foreign currency exchange contracts ..................          11,417
 Accrued expenses and other liabilities ..................................................          40,812
----------------------------------------------------------------------------------------------------------
   Total liabilities .....................................................................      59,895,824
----------------------------------------------------------------------------------------------------------
Net assets ...............................................................................  $  600,141,288
==========================================================================================================
Net assets represented by
 Paid-in capital .........................................................................  $  730,501,437
 Undistributed net investment income .....................................................       2,801,841
 Accumulated net realized loss on investments, futures contracts and foreign currency related
   transactions ..........................................................................    (152,992,953)
 Net unrealized appreciation on investments and foreign currency related transactions ....      19,830,963
----------------------------------------------------------------------------------------------------------
   Total net assets ......................................................................  $  600,141,288
==========================================================================================================
Net assets consist of
 Class A .................................................................................     527,501,378
 Class B .................................................................................      72,639,910
----------------------------------------------------------------------------------------------------------
                                                                                               600,141,288
==========================================================================================================
Shares outstanding
 Class A .................................................................................      33,034,877
 Class B .................................................................................       4,549,104
----------------------------------------------------------------------------------------------------------
Net asset value per share
 Class A .................................................................................  $        15.97
==========================================================================================================
 Class A - Offering price (based on sales charge of 4.75%) ...............................  $        16.77
==========================================================================================================
 Class B .................................................................................  $        15.97
==========================================================================================================

                       See Notes to Financial Statements.

                                   EVERGREEN
                             Diversified Bond Fund



                            Statement of Operations

                 Six Months Ended February 28, 1998 (Unaudited)


--------------------------------------------------------------------------------------------------------
Investment income
 Interest income .........................................................................  $ 18,203,462
 Dividend income .........................................................................       165,653
 Other income ............................................................................        64,161
--------------------------------------------------------------------------------------------------------
   Total income ..........................................................................    18,433,276
--------------------------------------------------------------------------------------------------------
Expenses
 Distribution Plan expenses ..............................................................     1,955,807
 Management fee ..........................................................................     1,325,452
 Transfer agent fees .....................................................................       511,273
 Custodian fees ..........................................................................       102,969
 Administrative services fees ............................................................        46,861
 Trustees' fees and expenses .............................................................        28,900
 Other ...................................................................................       108,450
--------------------------------------------------------------------------------------------------------
   Total expenses ........................................................................     4,079,712
 Less: Indirectly paid expenses ..........................................................        (9,600)
--------------------------------------------------------------------------------------------------------
   Net expenses ..........................................................................     4,070,112
--------------------------------------------------------------------------------------------------------
   Net investment income .................................................................    14,363,164
========================================================================================================
Net realized and unrealized gain on investments, futures contracts and foreign currency related transactions
 Realized gain (loss) on:
   Investments ...........................................................................    11,405,051
   Futures contracts .....................................................................      (348,801)
   Foreign currency related transactions .................................................    (3,699,218)
--------------------------------------------------------------------------------------------------------
 Net realized gain on investments, futures contracts and foreign currency related              7,357,032
  transactions
--------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
   Investments ...........................................................................     7,957,667
   Foreign currency related transactions .................................................       857,815
--------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments and foreign currency
   related transactions ..................................................................     8,815,482
--------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments, futures contracts and foreign currency
   related transactions ..................................................................    16,172,514
--------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations ....................................  $ 30,535,678
========================================================================================================

                       See Notes to Financial Statements.

                                   EVERGREEN
                             Diversified Bond Fund



                      Statements of Changes in Net Assets


                                                                                       Six Months Ended
                                                                                      February 28, 1998      Year Ended
                                                                                         (Unaudited)      August 31, 1997
                                                                                     ------------------- ----------------
------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income .............................................................    $  14,363,164     $   31,196,362
 Net realized gain on investments, futures contracts and foreign currency
   related transactions ............................................................        7,357,032         15,553,471
 Net change in unrealized appreciation (depreciation) on investments and foreign
   currency related transactions ...................................................        8,815,482         13,350,772
------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations ............................       30,535,678         60,100,605
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
 Net investment income
   Class A .........................................................................       (3,947,476)                 0
   Class B .........................................................................      (10,415,529)       (31,196,362)
 In excess of net investment income
   Class A .........................................................................                0                  0
   Class B .........................................................................                0         (1,746,263)
------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders ............................................      (14,363,005)       (32,942,625)
------------------------------------------------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold .........................................................       16,437,005         33,102,013
 Shares issued in connection with the acquisition of
   Evergreen Quality Bond Fund .....................................................      172,832,659                  0
 Payments for shares redeemed ......................................................      (69,161,984)      (180,458,236)
 Proceeds from reinvestment of distributions .......................................        6,160,080         18,107,160
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
    capital share transactions .....................................................      126,267,760       (129,249,063)
------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets ........................................      142,440,433       (102,091,083)
------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period .............................................................      457,700,855        559,791,938
------------------------------------------------------------------------------------------------------------------------
   End of period [Including undistributed net investment income
    income as follows: 1998 -$2,801,841 and 1997-$2,801,682] .......................    $ 600,141,288     $  457,700,855
========================================================================================================================

                       See Notes to Financial Statements.

                   Notes to Financial Statements (Unaudited)


1. ORGANIZATION


The Evergreen Diversified Bond Fund (the "Fund") (formerly, Keystone Diversified Bond Fund (B-2)) is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware business trust organized on September 17, 1997. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective January 9, 1998, the Fund added two classes of shares designated as Class A and Class C and designated its existing class of shares as Class B. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fees than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Shareholders of the Fund who, on January 16, 1998, held Class B shares purchased before January 1, 1995 and certain other non-commissionable Class B shares had such shares converted to Class A shares having an aggregate value equal to that of the shareholder's Class B shares prior to the conversion. As of February 28, 1998, Class C shares have not commenced operations.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
U.S. government obligations held by the Fund are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Securities for which valuations are not readily available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

The Fund values securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") at the last reported sales price on the exchange where primarily traded. The Fund values securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price. Securities for which market quotations are not readily available, including restricted securities, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Reverse Repurchase Agreements
To obtain short-term financing, the Fund may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. Foreign Currency
The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and is included in realized gain (loss) on foreign currency related transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on foreign currency related transactions.

E. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts.


The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities.

F. Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities.

G. Securities Lending
In order to generate income and to offset expenses, the Fund may lend portfolio securities to brokers, dealers and other financial organizations. The Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 15% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

H. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

I. Federal Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

J. Distributions
Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to the expiration of capital loss carryovers.

K. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.


3. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest authorized with a par value of $.001. Shares of beneficial interest of the Fund are currently divided into Class A and Class B shares. Transactions in shares of the Fund were as follows:


                                                                            January 20, 1998
                                                                         (Commencement of Class
                                                                              operations)
                                                                                Through
                                                                           February 28, 1998
                                                                    --------------------------------
                                                                         Shares          Amount
                                                                    --------------------------------
--------------------------------------------------------------------------------------------------
Class A
Shares sold .......................................................       155,067    $   2,479,715
Shares issued in connection with the acquisition of Evergreen Quality Bo9,827,053      156,644,304
Automatic conversion of Class B shares ............................    24,126,331      387,832,940
Shares redeemed ...................................................    (1,142,373)     (18,295,468)
Shares issued in reinvestment of distributions ....................        68,799        1,103,535
--------------------------------------------------------------------------------------------------
Net increase ......................................................    33,034,877    $ 529,765,026
==================================================================================================


                                                                                          Six Months Ended
                                                                                         February 28, 1998
                                                                                 ----------------------------------
                                                                                      Shares            Amount
                                                                                 ----------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B
Shares sold ....................................................................        878,196    $   13,957,290
Shares issued in connection with the acquisition of Evergreen Quality Bond Fund       1,015,574        16,188,355
Automatic conversion of shares to Class A shares ...............................    (24,126,331)     (387,832,940)
Shares redeemed ................................................................     (3,226,201)      (50,866,516)
Shares issued in reinvestment of distributions .................................        320,549         5,056,545
-----------------------------------------------------------------------------------------------------------------
Net decrease ...................................................................    (25,138,213)   $ (403,497,266)
=================================================================================================================



                                                                                             Year Ended
                                                                                          August 31, 1997
                                                                                 ----------------------------------
                                                                                      Shares            Amount
                                                                                 ----------------------------------
Class B
Shares sold ....................................................................      2,182,629    $   33,102,013
Shares issued in connection with the acquisition of Evergreen Quality Bond Fund               0                 0
Automatic conversion of shares to Class A shares ...............................              0                 0
Shares redeemed ................................................................    (11,912,272)     (180,458,236)
Shares issued in reinvestment of distributions .................................      1,195,855        18,107,160
-----------------------------------------------------------------------------------------------------------------
Net decrease ...................................................................     (8,533,788)   $ (129,249,063)
=================================================================================================================

4. SECURITIES TRANSACTIONS


Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended February 28, 1998:



                                   Cost of         Proceeds
                                  Purchases       from Sales
                               -------------------------------
  Non-U.S. government ........  $340,969,128    $303,363,263
  U.S. government ............   106,683,643     103,544,405

The average daily balance of reverse repurchase agreements outstanding for the Fund during the six months ended February 28, 1998 was $4,968,812 at a weighted average interest rate of 4.95%. The maximum amount outstanding under reverse repurchase agreements during the six months ended February 28, 1998 was $15,805,793 (including accrued interest). On February 28, 1998 the Fund had a reverse repurchase agreement outstanding in the amount of $15,805,793 (including accrued interest at an annual rate of 4.40%) maturing on March 6, 1998.

The Fund loaned securities during the six months ended February 28, 1998 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. At February 28, 1998, the value of securities on loan and the value of collateral amounted to $17,608,599 and $18,013,425, respectively. During the six months ended February 28, 1998, the Fund earned $27,108 in income from securities lending.

As of August 31, 1997, the Fund had capital loss carryovers for federal income tax purposes of approximately $160,349,000 which expire as follows: $28,691,000
- 1998, $85,002,000 - 1999, $26,644,000 - 2003, and $20,012,000 - 2004.


5. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI") (formerly, Evergreen Keystone Distributor, Inc.), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B also pays distribution fees equal to 0.75% of its average daily net assets. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended February 28, 1998, amounts paid to EDI pursuant to the Fund's Class A and Class B Distribution Plans were $140,812 and $1,814,995, respectively.

With respect to Class B shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts the Fund is permitted to pay under the Distribution Plan. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at prime plus 1.00%. EDI intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Class B shares would be within permitted limits.

The Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EDI may continue as compensation for services which had been provided while the Distribution Plans were in effect.


6. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

Keystone, a subsidiary of First Union, is the investment advisor for the Fund. In return for providing investment management and administrative services to the Fund, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of the Fund's gross investment income plus an amount determined by applying percentage rates, starting at 0.50% and declining to 0.25% per annum as net assets increase, to the average daily net asset value of the Fund.

Evergreen Investment Services ("EIS") (formerly, Evergreen Keystone Investment Services, Inc.), a subsidiary of First Union National Bank, serves as the administrator to the Fund. BISYS Fund Services is sub-administrator to the Fund and is paid by Keystone for its services. As sub-administrator to the Fund, BISYS Fund Services provides the officers of the Fund.

Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Fund.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.


7. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.


8. ACQUISITION

Effective on the close of business on January 23, 1998, the Fund acquired the net assets of Evergreen Quality Bond Fund, in an exchange of shares. The net assets were exchanged through a non-taxable exchange for 9,827,053 and 1,015,574 shares of Class A and Class B of the Fund, respectively. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $3,406,186. The aggregate net assets of the Fund and Evergreen Quality Bond Fund immediately prior to the acquisition were $438,098,403 and $172,832,659, respectively. The aggregate net assets of the Fund immediately after the acquisition were $610,931,062.


9. FINANCING AGREEMENT

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of banks (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Fund for temporary or emergency purposes only and is subject to the Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

During the six months ended February 28, 1998, the Fund had no borrowings under this agreement.



















--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (Unaudited)

Shareholders of the Fund considered and acted upon the proposal listed below at a special meeting of shareholders held on January 6, 1998.

To approve the acquisition of all the assets and certain liabilities of the Fund by a new fund, Evergreen Diversified Bond Fund, a series of Evergreen Fixed Income Trust. On November 10, 1997 the record date for the meeting, the Fund had 28,578,829 shares outstanding, of which 16,005,552 shares (56% of record date shares) were represented at the meeting. The results of the meeting were as follows:


  Affirmative ......... 14,687,860
  Against .............    350,165
  Abstain .............    967,527

--------------------------------------------------------------------------------

                                 Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free
Fund Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund




Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund




Domestic Growth
Evergreen Fund
Omega Fund
Small Company Growth Fund
Strategic Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
International Equity Fund
Global Opportunities Fund
Natural Resources Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800-346-3858

Investor Services
800-343-2898

Retirement Plan Services
800-247-4075

www.evergreenfunds.com

67423                                                               543522   RV0
4/98

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